As filed with the U.S. Securities and Exchange Commission on March 19, 2015

File Nos. 333-101625 and 811-21261

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_______________
FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒
_______________
RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)
_______________
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

W. John McGuire Morgan, Lewis & Bockius LLP 2020 K Street NW Washington, DC 20006	Amy J. Lee Guggenheim Investments 805 King Farm Boulevard Suite 600 Rockville, Maryland 20850
It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 31 relates to each series of Rydex ETF Trust (collectively, the “Funds”). The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to Registration Statement Number 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 19th day of March, 2015.

Rydex ETF Trust

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	March 19, 2015
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	March 19, 2015
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	March 19, 2015
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	March 19, 2015
Patrick T. McCarville

/s/ Corey A. Colehour*	Member of the Board of Trustees	March 19, 2015
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	March 19, 2015
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	March 19, 2015
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	March 19, 2015
Nikolaos Bonos

* /s/ Nikolaos Bonos
* Nikolaos Bonos, Attorney-in-Fact, pursuant to power of attorney.

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase